ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Dec. 04, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 29, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
ACQUISITIONS
Ownership percentage acquired				51.00%
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill					¥ 1,096,972	$ 91,619	¥ 637,835	$ 91,520	¥ 637,147
Fu Dong Group
ACQUISITIONS
Cash consideration		¥ 75,000
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		2,768
Intangible assets		84,405
Equipment and leasehold improvements		3
Other assets		18
Income tax payable		(21)
Deferred tax liabilities		(21,101)
Other liabilities		(3,460)
Total identifiable net assets acquired		62,612
Noncontrolling interest		(8,713)
Goodwill		21,101
Total		75,000
Fu Dong Group | Securities advisory license
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets		¥ 84,000
Fu Dong
ACQUISITIONS
Ownership percentage acquired		100.00%
Xin Hui Tong
ACQUISITIONS
Ownership percentage acquired		90.00%
OTS Capital Management (Cayman) limited
ACQUISITIONS
Ownership percentage acquired	100.00%
Cash consideration	¥ 6,834
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	214
Accounts receivable	122
Equipment and leasehold improvements	27
Other assets	20
Accounts payable	(30)
Other liabilities	(438)
Total identifiable net assets acquired	(85)
Goodwill	6,919
Total	¥ 6,834
Forthright Group
ACQUISITIONS
Ownership percentage acquired			100.00%
Cash consideration			¥ 12,806
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			58,380
Entrusted bank balances held on behalf of customers			150,452
Intangible assets			416
Accounts receivable			9,600
Equipment and leasehold improvements			1,488
Other assets			4,578
Accounts payable			(149,872)
Accrued employee benefits			(2,649)
Other liabilities			(76,147)
Total identifiable net assets acquired			(3,754)
Goodwill			16,560
Total			¥ 12,806
Sina Shi Jin
ACQUISITIONS
Cash consideration				¥ 18,488
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash				8,908
Equipment and leasehold improvements				96
Deferred tax assets				2,446
Short term investments				20,000
Other assets				7
Accounts payable				(2,621)
Accrued employee benefits				(379)
Other liabilities				(34)
Total identifiable net assets acquired				28,423
Noncontrolling interest				(17,762)
Goodwill				7,827
Total				¥ 18,488
Other acquisitions in 2017
ACQUISITIONS
Cash consideration					97,836
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash					18,508
Intangible assets					68,745
Accounts receivable					104,096
Equipment and leasehold improvements					4,943
Deferred tax assets					10,736
Short term investments					5,000
Goodwill					766
Other assets					3,398
Accounts payable					(108,104)
Income tax payable					(4,721)
Accrued employee benefits					(735)
Other liabilities					(5,947)
Total identifiable net assets acquired					96,685
Noncontrolling interest					(4,945)
Goodwill					6,096
Total					97,836
Other acquisitions in 2017 | Securities advisory license
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets					¥ 68,750